Other non-current liabilities Narrative (Detail) - Miscellaneous non-current liabilities [member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non-current liabilities [line items]
Contingent Consideration from Business Combinations Classified as Current	€ 1,223
Cash settled share based payment plan		€ 574	€ 786
Provision of royalties payable to APHP	€ 220